Annual Total Returns [BarChart] - LVIP T Rowe Price 2050 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2012	6.01%
2013	19.04%
2014	2.94%
2015	(3.75%)
2016	4.41%
2017	17.11%
2018	(8.47%)
2019	25.15%
2020	16.89%